PSF STOCK INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 97.9%
Common Stocks — 97.4%
Aerospace & Defense — 1.6%
Boeing Co. (The)*	92,536	$23,570,770
General Dynamics Corp.	40,200	7,298,712
Howmet Aerospace, Inc.*	67,292	2,162,092
Huntington Ingalls Industries, Inc.	7,000	1,440,950
L3Harris Technologies, Inc.	35,580	7,211,354
Lockheed Martin Corp.	42,658	15,762,131
Northrop Grumman Corp.	26,826	8,681,967
Raytheon Technologies Corp.	263,148	20,333,446
Teledyne Technologies, Inc.*	6,500	2,688,725
Textron, Inc.	40,050	2,246,004
TransDigm Group, Inc.*	9,430	5,544,085
		96,940,236
Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc.(a)	23,600	2,252,148
Expeditors International of Washington, Inc.	29,500	3,176,855
FedEx Corp.	41,840	11,884,234
United Parcel Service, Inc. (Class B Stock)	123,800	21,044,762
		38,357,999
Airlines — 0.3%
Alaska Air Group, Inc.*	21,900	1,515,699
American Airlines Group, Inc.*(a)	104,300	2,492,770
Delta Air Lines, Inc.*	110,900	5,354,252
Southwest Airlines Co.*	102,037	6,230,379
United Airlines Holdings, Inc.*	50,600	2,911,524
		18,504,624
Auto Components — 0.1%
Aptiv PLC*	46,700	6,439,930
BorgWarner, Inc.	43,100	1,998,116
		8,438,046
Automobiles — 1.8%
Ford Motor Co.*	673,159	8,246,198
General Motors Co.*	217,800	12,514,788
Tesla, Inc.*(a)	132,160	88,273,629
		109,034,615
Banks — 4.4%
Bank of America Corp.	1,316,982	50,954,034
Citigroup, Inc.	360,622	26,235,251
Citizens Financial Group, Inc.	73,700	3,253,855
Comerica, Inc.	24,550	1,761,217
Fifth Third Bancorp	124,149	4,649,380
First Republic Bank	30,100	5,019,175
Huntington Bancshares, Inc.	173,775	2,731,743
JPMorgan Chase & Co.	527,795	80,346,233
KeyCorp	168,000	3,356,640
M&T Bank Corp.	22,200	3,365,742
People’s United Financial, Inc.	73,100	1,308,490
PNC Financial Services Group, Inc. (The)	73,293	12,856,325
Regions Financial Corp.	166,712	3,444,270
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
SVB Financial Group*	9,000	$4,442,940
Truist Financial Corp.	233,126	13,595,908
U.S. Bancorp	236,981	13,107,419
Wells Fargo & Co.	716,176	27,980,996
Zions Bancorp NA	28,300	1,555,368
		259,964,986
Beverages — 1.4%
Brown-Forman Corp. (Class B Stock)	32,025	2,208,764
Coca-Cola Co. (The)	669,750	35,302,523
Constellation Brands, Inc. (Class A Stock)	29,400	6,703,200
Molson Coors Beverage Co. (Class B Stock)*(a)	32,300	1,652,145
Monster Beverage Corp.*	63,900	5,820,651
PepsiCo, Inc.	239,294	33,848,136
		85,535,419
Biotechnology — 1.8%
AbbVie, Inc.	305,889	33,103,308
Alexion Pharmaceuticals, Inc.*	37,900	5,795,289
Amgen, Inc.	99,794	24,829,745
Biogen, Inc.*	26,855	7,512,686
Gilead Sciences, Inc.	217,400	14,050,562
Incyte Corp.*	32,200	2,616,894
Regeneron Pharmaceuticals, Inc.*	18,310	8,663,193
Vertex Pharmaceuticals, Inc.*	45,040	9,678,646
		106,250,323
Building Products — 0.5%
A.O. Smith Corp.	23,800	1,609,118
Allegion PLC	15,933	2,001,503
Carrier Global Corp.	140,867	5,947,405
Fortune Brands Home & Security, Inc.	24,400	2,338,008
Johnson Controls International PLC	125,215	7,471,579
Masco Corp.	45,130	2,703,287
Trane Technologies PLC	41,800	6,920,408
		28,991,308
Capital Markets — 2.8%
Ameriprise Financial, Inc.	20,450	4,753,603
Bank of New York Mellon Corp. (The)	140,849	6,660,749
BlackRock, Inc.	24,620	18,562,495
Cboe Global Markets, Inc.	19,200	1,894,848
Charles Schwab Corp. (The)	258,700	16,862,066
CME Group, Inc.	62,110	12,684,725
Franklin Resources, Inc.	47,100	1,394,160
Goldman Sachs Group, Inc. (The)	59,720	19,528,440
Intercontinental Exchange, Inc.	97,090	10,843,011
Invesco Ltd.	65,400	1,649,388
MarketAxess Holdings, Inc.	6,600	3,286,272
Moody’s Corp.	28,120	8,396,913
Morgan Stanley	259,178	20,127,763
MSCI, Inc.	14,400	6,037,632
Nasdaq, Inc.	19,900	2,934,454
Northern Trust Corp.	36,000	3,783,960
Raymond James Financial, Inc.	21,500	2,635,040
A1

PSF STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Capital Markets (cont’d.)
S&P Global, Inc.	41,680	$14,707,622
State Street Corp.	60,975	5,122,510
T. Rowe Price Group, Inc.	39,200	6,726,720
		168,592,371
Chemicals — 1.8%
Air Products & Chemicals, Inc.	38,300	10,775,322
Albemarle Corp.	20,000	2,922,200
Celanese Corp.	20,200	3,026,162
CF Industries Holdings, Inc.	37,600	1,706,288
Corteva, Inc.	128,856	6,007,267
Dow, Inc.	128,222	8,198,515
DuPont de Nemours, Inc.	93,256	7,206,824
Eastman Chemical Co.	23,800	2,620,856
Ecolab, Inc.	43,000	9,205,010
FMC Corp.	22,650	2,505,316
International Flavors & Fragrances, Inc.	42,940	5,994,853
Linde PLC (United Kingdom)	90,400	25,324,656
LyondellBasell Industries NV (Class A Stock)	44,500	4,630,225
Mosaic Co. (The)	60,100	1,899,761
PPG Industries, Inc.	40,900	6,145,634
Sherwin-Williams Co. (The)	14,200	10,479,742
		108,648,631
Commercial Services & Supplies — 0.4%
Cintas Corp.	15,200	5,187,912
Copart, Inc.*	35,900	3,899,099
Republic Services, Inc.	36,835	3,659,557
Rollins, Inc.	38,425	1,322,588
Waste Management, Inc.	67,230	8,674,015
		22,743,171
Communications Equipment — 0.8%
Arista Networks, Inc.*	9,600	2,898,144
Cisco Systems, Inc.	731,175	37,809,059
F5 Networks, Inc.*	10,700	2,232,234
Juniper Networks, Inc.	57,400	1,453,942
Motorola Solutions, Inc.	29,327	5,514,943
		49,908,322
Construction & Engineering — 0.0%
Quanta Services, Inc.	24,300	2,137,914
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	10,800	3,626,856
Vulcan Materials Co.	23,200	3,915,000
		7,541,856
Consumer Finance — 0.6%
American Express Co.	113,200	16,011,008
Capital One Financial Corp.	79,569	10,123,564
Discover Financial Services	53,005	5,034,945
Synchrony Financial	93,730	3,811,062
		34,980,579
Containers & Packaging — 0.3%
Amcor PLC	269,800	3,151,264
	Shares	Value
Common Stocks (continued)
Containers & Packaging (cont’d.)
Avery Dennison Corp.	14,500	$2,662,925
Ball Corp.	56,500	4,787,810
International Paper Co.	67,967	3,674,976
Packaging Corp. of America	16,700	2,245,816
Sealed Air Corp.	27,320	1,251,802
Westrock Co.	45,261	2,355,835
		20,130,428
Distributors — 0.1%
Genuine Parts Co.	24,925	2,881,081
LKQ Corp.*	48,000	2,031,840
Pool Corp.	7,100	2,451,204
		7,364,125
Diversified Financial Services — 1.4%
Berkshire Hathaway, Inc. (Class B Stock)*	329,460	84,167,146
Diversified Telecommunication Services — 1.4%
AT&T, Inc.	1,232,371	37,303,870
Lumen Technologies, Inc.(a)	167,243	2,232,694
Verizon Communications, Inc.	716,338	41,655,055
		81,191,619
Electric Utilities — 1.6%
Alliant Energy Corp.	43,700	2,366,792
American Electric Power Co., Inc.	85,840	7,270,648
Duke Energy Corp.	129,848	12,534,227
Edison International	66,000	3,867,600
Entergy Corp.	35,000	3,481,450
Evergy, Inc.	39,700	2,363,341
Eversource Energy	59,600	5,160,764
Exelon Corp.	168,673	7,377,757
FirstEnergy Corp.	93,680	3,249,759
NextEra Energy, Inc.	339,300	25,654,473
NRG Energy, Inc.	43,000	1,622,390
Pinnacle West Capital Corp.	19,600	1,594,460
PPL Corp.	132,900	3,832,836
Southern Co. (The)	182,600	11,350,416
Xcel Energy, Inc.	90,895	6,045,427
		97,772,340
Electrical Equipment — 0.6%
AMETEK, Inc.	40,200	5,134,746
Eaton Corp. PLC	68,961	9,535,927
Emerson Electric Co.	103,400	9,328,748
Generac Holdings, Inc.*	10,200	3,339,990
Rockwell Automation, Inc.	20,120	5,340,653
		32,680,064
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp. (Class A Stock)	103,600	6,834,492
CDW Corp.	24,800	4,110,600
Corning, Inc.	131,700	5,730,267
FLIR Systems, Inc.	22,700	1,281,869
IPG Photonics Corp.*	6,300	1,328,922
Keysight Technologies, Inc.*	32,100	4,603,140
TE Connectivity Ltd.	57,200	7,385,092

A2

PSF STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components (cont’d.)
Trimble, Inc.*	43,300	$3,368,307
Zebra Technologies Corp. (Class A Stock)*	9,300	4,512,174
		39,154,863
Energy Equipment & Services — 0.2%
Baker Hughes Co.(a)	118,448	2,559,661
Halliburton Co.	152,900	3,281,234
NOV, Inc.*	67,100	920,612
Schlumberger NV	240,398	6,536,422
		13,297,929
Entertainment — 2.1%
Activision Blizzard, Inc.	133,700	12,434,100
Electronic Arts, Inc.	50,500	6,836,185
Live Nation Entertainment, Inc.*	24,800	2,099,320
Netflix, Inc.*	76,450	39,880,907
Take-Two Interactive Software, Inc.*	20,000	3,534,000
Walt Disney Co. (The)*	313,272	57,804,949
		122,589,461
Equity Real Estate Investment Trusts (REITs) — 2.3%
Alexandria Real Estate Equities, Inc.	21,480	3,529,164
American Tower Corp.	77,000	18,407,620
AvalonBay Communities, Inc.	24,418	4,505,365
Boston Properties, Inc.	24,600	2,490,996
Crown Castle International Corp.	74,600	12,840,898
Digital Realty Trust, Inc.	48,500	6,830,740
Duke Realty Corp.	64,500	2,704,485
Equinix, Inc.	15,495	10,530,247
Equity Residential	59,200	4,240,496
Essex Property Trust, Inc.	11,470	3,118,005
Extra Space Storage, Inc.	22,700	3,008,885
Federal Realty Investment Trust	12,300	1,247,835
Healthpeak Properties, Inc.	93,200	2,958,168
Host Hotels & Resorts, Inc.*	122,426	2,062,878
Iron Mountain, Inc.(a)	50,730	1,877,517
Kimco Realty Corp.	74,500	1,396,875
Mid-America Apartment Communities, Inc.	20,100	2,901,636
Prologis, Inc.	127,828	13,549,768
Public Storage	26,350	6,502,126
Realty Income Corp.	61,100	3,879,850
Regency Centers Corp.	27,800	1,576,538
SBA Communications Corp.	18,830	5,226,267
Simon Property Group, Inc.	57,161	6,503,207
UDR, Inc.	51,400	2,254,404
Ventas, Inc.	65,404	3,488,650
Vornado Realty Trust	26,757	1,214,500
Welltower, Inc.	72,800	5,214,664
Weyerhaeuser Co.	129,030	4,593,468
		138,655,252
Food & Staples Retailing — 1.3%
Costco Wholesale Corp.	76,492	26,961,900
Kroger Co. (The)	133,700	4,811,863
Sysco Corp.	88,000	6,929,120
	Shares	Value
Common Stocks (continued)
Food & Staples Retailing (cont’d.)
Walgreens Boots Alliance, Inc.	124,300	$6,824,070
Walmart, Inc.	240,100	32,612,783
		78,139,736
Food Products — 1.0%
Archer-Daniels-Midland Co.	96,938	5,525,466
Campbell Soup Co.(a)	35,800	1,799,666
Conagra Brands, Inc.	84,000	3,158,400
General Mills, Inc.	105,700	6,481,524
Hershey Co. (The)	25,500	4,033,080
Hormel Foods Corp.(a)	48,800	2,331,664
J.M. Smucker Co. (The)(a)	20,100	2,543,253
Kellogg Co.(a)	44,600	2,823,180
Kraft Heinz Co. (The)	112,037	4,481,480
Lamb Weston Holdings, Inc.	25,700	1,991,236
McCormick & Co., Inc.	43,400	3,869,544
Mondelez International, Inc. (Class A Stock)	247,311	14,475,113
Tyson Foods, Inc. (Class A Stock)	50,900	3,781,870
		57,295,476
Gas Utilities — 0.0%
Atmos Energy Corp.	21,800	2,154,930
Health Care Equipment & Supplies — 3.5%
Abbott Laboratories	306,825	36,769,908
ABIOMED, Inc.*	7,900	2,517,967
Align Technology, Inc.*	12,620	6,834,109
Baxter International, Inc.	88,500	7,464,090
Becton, Dickinson & Co.	50,349	12,242,359
Boston Scientific Corp.*	247,599	9,569,701
Cooper Cos., Inc. (The)	8,630	3,314,697
Danaher Corp.	109,600	24,668,768
Dentsply Sirona, Inc.	38,200	2,437,542
Dexcom, Inc.*	16,680	5,994,625
Edwards Lifesciences Corp.*	107,750	9,012,210
Hologic, Inc.*	44,500	3,309,910
IDEXX Laboratories, Inc.*	14,800	7,241,788
Intuitive Surgical, Inc.*	20,350	15,037,429
Medtronic PLC	233,228	27,551,224
ResMed, Inc.	25,100	4,869,902
STERIS PLC	14,900	2,838,152
Stryker Corp.	56,570	13,779,320
Teleflex, Inc.	8,200	3,406,772
Varian Medical Systems, Inc.*	15,800	2,789,174
West Pharmaceutical Services, Inc.	12,800	3,606,784
Zimmer Biomet Holdings, Inc.	35,886	5,744,631
		211,001,062
Health Care Providers & Services — 2.6%
AmerisourceBergen Corp.	25,400	2,998,978
Anthem, Inc.	43,100	15,470,745
Cardinal Health, Inc.	51,375	3,121,031
Centene Corp.*	100,268	6,408,128
Cigna Corp.	60,852	14,710,363
CVS Health Corp.	226,999	17,077,135
DaVita, Inc.*(a)	13,200	1,422,564
HCA Healthcare, Inc.	45,700	8,607,138

A3

PSF STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Health Care Providers & Services (cont’d.)
Henry Schein, Inc.*	25,200	$1,744,848
Humana, Inc.	22,300	9,349,275
Laboratory Corp. of America Holdings*	17,100	4,361,013
McKesson Corp.	27,807	5,423,477
Quest Diagnostics, Inc.	23,300	2,990,322
UnitedHealth Group, Inc.	163,930	60,993,435
Universal Health Services, Inc. (Class B Stock)	13,700	1,827,443
		156,505,895
Health Care Technology — 0.1%
Cerner Corp.	53,000	3,809,640
Hotels, Restaurants & Leisure — 2.0%
Booking Holdings, Inc.*	7,130	16,611,759
Caesars Entertainment, Inc.*	32,000	2,798,400
Carnival Corp.*(a)	136,000	3,609,440
Chipotle Mexican Grill, Inc.*	4,870	6,919,393
Darden Restaurants, Inc.	22,650	3,216,300
Domino’s Pizza, Inc.	6,900	2,537,751
Hilton Worldwide Holdings, Inc.*	48,000	5,804,160
Las Vegas Sands Corp.*	56,800	3,451,168
Marriott International, Inc. (Class A Stock)*	46,023	6,816,467
McDonald’s Corp.	129,210	28,961,130
MGM Resorts International	71,400	2,712,486
Norwegian Cruise Line Holdings Ltd.*(a)	57,900	1,597,461
Penn National Gaming, Inc.*(a)	22,500	2,358,900
Royal Caribbean Cruises Ltd.*(a)	36,900	3,159,009
Starbucks Corp.	203,500	22,236,445
Wynn Resorts Ltd.*	17,800	2,231,586
Yum! Brands, Inc.	52,200	5,646,996
		120,668,851
Household Durables — 0.4%
D.R. Horton, Inc.	57,800	5,151,136
Garmin Ltd.	25,900	3,414,915
Leggett & Platt, Inc.	22,600	1,031,690
Lennar Corp. (Class A Stock)	47,600	4,818,548
Mohawk Industries, Inc.*	10,400	2,000,024
Newell Brands, Inc.(a)	65,749	1,760,758
NVR, Inc.*	610	2,873,667
PulteGroup, Inc.	46,885	2,458,649
Whirlpool Corp.	10,967	2,416,579
		25,925,966
Household Products — 1.4%
Church & Dwight Co., Inc.	43,100	3,764,785
Clorox Co. (The)	21,800	4,204,784
Colgate-Palmolive Co.	148,200	11,682,606
Kimberly-Clark Corp.	58,188	8,091,041
Procter & Gamble Co. (The)	427,476	57,893,075
		85,636,291
Independent Power & Renewable Electricity Producers — 0.1%
AES Corp. (The)	114,500	3,069,745
	Shares	Value
Common Stocks (continued)
Industrial Conglomerates — 1.2%
3M Co.	100,070	$19,281,488
General Electric Co.	1,513,347	19,870,246
Honeywell International, Inc.	120,800	26,222,056
Roper Technologies, Inc.	18,300	7,381,122
		72,754,912
Insurance — 1.8%
Aflac, Inc.	113,000	5,783,340
Allstate Corp. (The)	52,628	6,046,957
American International Group, Inc.	148,929	6,882,009
Aon PLC (Class A Stock)(a)	39,025	8,980,043
Arthur J. Gallagher & Co.	33,300	4,154,841
Assurant, Inc.	10,300	1,460,231
Chubb Ltd.	78,130	12,342,196
Cincinnati Financial Corp.	26,028	2,683,227
Everest Re Group Ltd.	6,900	1,709,889
Globe Life, Inc.	16,675	1,611,305
Hartford Financial Services Group, Inc. (The)	62,000	4,140,980
Lincoln National Corp.	31,463	1,959,201
Loews Corp.	40,226	2,062,789
Marsh & McLennan Cos., Inc.	87,700	10,681,860
MetLife, Inc.	132,280	8,041,301
Principal Financial Group, Inc.	44,500	2,668,220
Progressive Corp. (The)	101,300	9,685,293
Travelers Cos., Inc. (The)	43,798	6,587,219
Unum Group	34,756	967,260
W.R. Berkley Corp.	24,600	1,853,610
Willis Towers Watson PLC	22,500	5,149,800
		105,451,571
Interactive Media & Services — 5.7%
Alphabet, Inc. (Class A Stock)*	52,049	107,352,103
Alphabet, Inc. (Class C Stock)*	49,940	103,307,382
Facebook, Inc. (Class A Stock)*	416,020	122,530,371
Twitter, Inc.*	138,000	8,780,940
		341,970,796
Internet & Direct Marketing Retail — 4.1%
Amazon.com, Inc.*	73,800	228,343,104
eBay, Inc.	113,200	6,932,368
Etsy, Inc.*	21,800	4,396,406
Expedia Group, Inc.*	23,600	4,062,032
		243,733,910
IT Services — 5.1%
Accenture PLC (Class A Stock)	109,700	30,304,625
Akamai Technologies, Inc.*(a)	28,500	2,904,150
Automatic Data Processing, Inc.	74,460	14,033,476
Broadridge Financial Solutions, Inc.	20,100	3,077,310
Cognizant Technology Solutions Corp. (Class A Stock)	92,500	7,226,100
DXC Technology Co.*	43,950	1,373,877
Fidelity National Information Services, Inc.	107,500	15,115,575
Fiserv, Inc.*	99,500	11,844,480
FleetCor Technologies, Inc.*	14,500	3,895,135

A4

PSF STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
Gartner, Inc.*	15,700	$2,866,035
Global Payments, Inc.	51,063	10,293,280
International Business Machines Corp.	154,125	20,538,697
Jack Henry & Associates, Inc.	13,500	2,048,220
Mastercard, Inc. (Class A Stock)	151,500	53,941,575
Paychex, Inc.	55,350	5,425,407
PayPal Holdings, Inc.*	202,900	49,272,236
VeriSign, Inc.*	17,400	3,458,424
Visa, Inc. (Class A Stock)(a)	293,400	62,121,582
Western Union Co. (The)	70,104	1,728,765
		301,468,949
Leisure Products — 0.0%
Hasbro, Inc.(a)	22,350	2,148,282
Life Sciences Tools & Services — 1.1%
Agilent Technologies, Inc.	52,982	6,736,131
Bio-Rad Laboratories, Inc. (Class A Stock)*	3,800	2,170,446
Illumina, Inc.*	25,260	9,701,356
IQVIA Holdings, Inc.*	33,200	6,412,248
Mettler-Toledo International, Inc.*	4,120	4,761,443
PerkinElmer, Inc.	19,400	2,488,826
Thermo Fisher Scientific, Inc.	68,600	31,307,668
Waters Corp.*	10,800	3,069,036
		66,647,154
Machinery — 1.8%
Caterpillar, Inc.	94,000	21,795,780
Cummins, Inc.	25,800	6,685,038
Deere & Co.	54,250	20,297,095
Dover Corp.	25,100	3,441,963
Fortive Corp.	58,400	4,125,376
IDEX Corp.	13,100	2,742,092
Illinois Tool Works, Inc.	49,875	11,048,310
Ingersoll Rand, Inc.*	64,237	3,161,103
Otis Worldwide Corp.	70,383	4,817,716
PACCAR, Inc.	59,928	5,568,510
Parker-Hannifin Corp.	22,287	7,029,988
Pentair PLC	28,907	1,801,484
Snap-on, Inc.	9,600	2,215,104
Stanley Black & Decker, Inc.	27,935	5,577,782
Westinghouse Air Brake Technologies Corp.	31,112	2,462,826
Xylem, Inc.	31,200	3,281,616
		106,051,783
Media — 1.3%
Charter Communications, Inc. (Class A Stock)*	24,490	15,110,820
Comcast Corp. (Class A Stock)	789,992	42,746,467
Discovery, Inc. (Class A Stock)*(a)	28,000	1,216,880
Discovery, Inc. (Class C Stock)*	50,100	1,848,189
DISH Network Corp. (Class A Stock)*	43,175	1,562,935
Fox Corp. (Class A Stock)	58,366	2,107,596
Fox Corp. (Class B Stock)	27,466	959,387
Interpublic Group of Cos., Inc. (The)	68,262	1,993,250
News Corp. (Class A Stock)	67,925	1,727,333
	Shares	Value
Common Stocks (continued)
Media (cont’d.)
News Corp. (Class B Stock)	21,400	$502,044
Omnicom Group, Inc.	37,300	2,765,795
ViacomCBS, Inc. (Class B Stock)	98,366	4,436,307
		76,977,003
Metals & Mining — 0.4%
Freeport-McMoRan, Inc.*	251,712	8,288,876
Newmont Corp.	138,903	8,371,684
Nucor Corp.	52,800	4,238,256
		20,898,816
Multiline Retail — 0.5%
Dollar General Corp.	42,400	8,591,088
Dollar Tree, Inc.*	40,747	4,663,901
Target Corp.	86,668	17,166,331
		30,421,320
Multi-Utilities — 0.8%
Ameren Corp.	43,200	3,514,752
CenterPoint Energy, Inc.	93,710	2,122,532
CMS Energy Corp.	49,800	3,048,756
Consolidated Edison, Inc.	59,200	4,428,160
Dominion Energy, Inc.	141,040	10,713,398
DTE Energy Co.	33,700	4,486,818
NiSource, Inc.	65,500	1,579,205
Public Service Enterprise Group, Inc.	87,500	5,268,375
Sempra Energy	49,954	6,622,901
WEC Energy Group, Inc.	54,576	5,107,768
		46,892,665
Oil, Gas & Consumable Fuels — 2.5%
APA Corp.	65,250	1,167,975
Cabot Oil & Gas Corp.(a)	67,600	1,269,528
Chevron Corp.	333,359	34,932,690
ConocoPhillips	234,561	12,424,696
Devon Energy Corp.	102,700	2,243,995
Diamondback Energy, Inc.	29,300	2,153,257
EOG Resources, Inc.	100,900	7,318,277
Exxon Mobil Corp.	731,704	40,851,034
Hess Corp.	47,775	3,380,559
HollyFrontier Corp.	26,200	937,436
Kinder Morgan, Inc.	334,143	5,563,481
Marathon Oil Corp.	135,594	1,448,144
Marathon Petroleum Corp.	112,487	6,016,930
Occidental Petroleum Corp.	145,828	3,881,941
ONEOK, Inc.	76,840	3,892,714
Phillips 66	75,564	6,161,489
Pioneer Natural Resources Co.	35,200	5,590,464
Valero Energy Corp.	71,000	5,083,600
Williams Cos., Inc. (The)	209,900	4,972,531
		149,290,741
Personal Products — 0.2%
Estee Lauder Cos., Inc. (The) (Class A Stock)	39,200	11,401,320
Pharmaceuticals — 3.6%
Bristol-Myers Squibb Co.	391,040	24,686,355

A5

PSF STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Pharmaceuticals (cont’d.)
Catalent, Inc.*	28,500	$3,001,335
Eli Lilly & Co.	137,500	25,687,750
Johnson & Johnson	455,796	74,910,073
Merck & Co., Inc.	437,903	33,757,942
Perrigo Co. PLC(a)	23,900	967,233
Pfizer, Inc.	962,323	34,864,963
Viatris, Inc.*	206,194	2,880,530
Zoetis, Inc.	82,600	13,007,848
		213,764,029
Professional Services — 0.4%
Equifax, Inc.	21,100	3,821,843
IHS Markit Ltd.	64,500	6,242,310
Jacobs Engineering Group, Inc.	22,400	2,895,648
Leidos Holdings, Inc.	23,400	2,252,952
Nielsen Holdings PLC	61,800	1,554,270
Robert Half International, Inc.	20,200	1,577,014
Verisk Analytics, Inc.	28,400	5,017,996
		23,362,033
Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	58,000	4,588,380
Road & Rail — 1.0%
CSX Corp.	132,272	12,753,666
J.B. Hunt Transport Services, Inc.	14,700	2,470,629
Kansas City Southern	16,200	4,275,504
Norfolk Southern Corp.	43,500	11,680,620
Old Dominion Freight Line, Inc.	16,650	4,002,827
Union Pacific Corp.	116,800	25,743,888
		60,927,134
Semiconductors & Semiconductor Equipment — 5.4%
Advanced Micro Devices, Inc.*(a)	208,100	16,335,850
Analog Devices, Inc.	63,923	9,913,179
Applied Materials, Inc.	158,100	21,122,160
Broadcom, Inc.	70,020	32,465,473
Enphase Energy, Inc.*	21,900	3,551,304
Intel Corp.	703,100	44,998,400
KLA Corp.	26,800	8,854,720
Lam Research Corp.	24,600	14,642,904
Maxim Integrated Products, Inc.	46,700	4,266,979
Microchip Technology, Inc.	45,400	7,046,988
Micron Technology, Inc.*	193,100	17,033,351
Monolithic Power Systems, Inc.	7,400	2,613,754
NVIDIA Corp.	107,190	57,231,957
NXP Semiconductors NV (Netherlands)	46,200	9,301,908
Qorvo, Inc.*	19,786	3,614,902
QUALCOMM, Inc.	195,850	25,967,751
Skyworks Solutions, Inc.	28,800	5,284,224
Teradyne, Inc.	28,700	3,492,216
Texas Instruments, Inc.	159,000	30,049,410
Xilinx, Inc.	42,400	5,253,360
		323,040,790
Software — 8.1%
Adobe, Inc.*	83,075	39,491,363
ANSYS, Inc.*	14,900	5,059,444
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
Autodesk, Inc.*	38,070	$10,551,100
Cadence Design Systems, Inc.*	48,300	6,616,617
Citrix Systems, Inc.	21,600	3,031,776
Fortinet, Inc.*	23,300	4,296,986
Intuit, Inc.	46,500	17,812,290
Microsoft Corp.	1,304,080	307,462,942
NortonLifeLock, Inc.	100,811	2,143,242
Oracle Corp.	321,495	22,559,304
Paycom Software, Inc.*	8,500	3,145,510
salesforce.com, Inc.*	158,500	33,581,395
ServiceNow, Inc.*	33,820	16,913,720
Synopsys, Inc.*	26,400	6,541,392
Tyler Technologies, Inc.*	7,100	3,014,163
		482,221,244
Specialty Retail — 2.3%
Advance Auto Parts, Inc.	11,760	2,157,842
AutoZone, Inc.*	4,010	5,631,243
Best Buy Co., Inc.	39,925	4,583,789
CarMax, Inc.*	28,500	3,780,810
Gap, Inc. (The)*	34,587	1,030,001
Home Depot, Inc. (The)	186,469	56,919,662
L Brands, Inc.*	40,296	2,492,711
Lowe’s Cos., Inc.	126,975	24,148,106
O’Reilly Automotive, Inc.*	12,560	6,371,060
Ross Stores, Inc.	61,600	7,386,456
TJX Cos., Inc. (The)	207,600	13,732,740
Tractor Supply Co.	20,500	3,630,140
Ulta Beauty, Inc.*	9,770	3,020,591
		134,885,151
Technology Hardware, Storage & Peripherals — 5.9%
Apple, Inc.	2,727,820	333,203,213
Hewlett Packard Enterprise Co.	221,166	3,481,153
HP, Inc.	221,366	7,028,370
NetApp, Inc.	39,100	2,841,397
Seagate Technology PLC(a)	34,700	2,663,225
Western Digital Corp.	53,168	3,548,964
		352,766,322
Textiles, Apparel & Luxury Goods — 0.7%
Hanesbrands, Inc.	59,100	1,162,497
NIKE, Inc. (Class B Stock)	217,300	28,876,997
PVH Corp.*	12,400	1,310,680
Ralph Lauren Corp.*	8,500	1,046,860
Tapestry, Inc.*	47,700	1,965,717
Under Armour, Inc. (Class A Stock)*	32,700	724,632
Under Armour, Inc. (Class C Stock)*(a)	33,303	614,773
VF Corp.	55,344	4,423,093
		40,125,249
Tobacco — 0.7%
Altria Group, Inc.	321,300	16,437,708
Philip Morris International, Inc.	269,700	23,933,178
		40,370,886

A6

PSF STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Trading Companies & Distributors — 0.2%
Fastenal Co.	99,300	$4,992,804
United Rentals, Inc.*	12,540	4,129,547
W.W. Grainger, Inc.	7,820	3,135,273
		12,257,624
Water Utilities — 0.1%
American Water Works Co., Inc.	31,400	4,707,488
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.*	100,900	12,641,761

Total Common Stocks (cost $1,449,057,387)		5,809,548,532
Exchange-Traded Funds — 0.5%
iShares Core S&P 500 ETF	56,200	22,357,484
SPDR S&P 500 ETF Trust	15,200	6,024,216

Total Exchange-Traded Funds (cost $20,892,041)		28,381,700

Total Long-Term Investments (cost $1,469,949,428)		5,837,930,232
Short-Term Investments — 4.7%
Affiliated Mutual Funds — 4.6%
PGIM Core Ultra Short Bond Fund(wa)	112,750,997	112,750,997
PGIM Institutional Money Market Fund (cost $159,329,601; includes $159,303,014 of cash collateral for securities on loan)(b)(wa)	159,558,374	159,478,595

Total Affiliated Mutual Funds (cost $272,080,598)		272,229,592

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) — 0.1%
U.S. Treasury Bills
0.040%	09/16/21	7,250	7,249,246
(cost $7,248,647)

Total Short-Term Investments (cost $279,329,245)				279,478,838

TOTAL INVESTMENTS—102.6% (cost $1,749,278,673)				6,117,409,070

Liabilities in excess of other assets(z) — (2.6)%				(155,711,603)

Net Assets — 100.0%				$5,961,697,467

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ETF	Exchange-Traded Fund
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $158,176,171; cash collateral of $159,303,014 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at March 31, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
612	S&P 500 E-Mini Index	Jun. 2021	$121,402,440	$779,127
A7

PSF STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A8